UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-260903-06

Central Index Key Number of the issuing entity: 0002033494

BMW Vehicle Lease Trust 2024-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-260903

Central Index Key Number of the depositor:  0001126530

BMW Auto Leasing LLC
 (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW Financial Services NA, LLC
 (Exact name of sponsor as specified in its charter)

Mark Redman, (201) 307-4000
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM
Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.
Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

EXHIBIT INDEX

Exhibit 102                          Asset Data File (Schedule AL)

Exhibit 103                          Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES
The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.
Date:  August 10, 2026
BMW VEHICLE LEASE TRUST 2024-2
     (Issuing Entity)

By:  BMW Financial Services NA, LLC,
       solely as servicer

By:    /s/ Tobias Essig
Name:     Tobias Essig
Title:         Vice President - Finance & Chief Financial Officer